Summary of Significant Accounting Policies (Details) (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2011
Decrease in depreciation expense	¥ 11,031
Decrease in net loss attributable to Panasonic Corporation	¥ 6,861
Decrease in net loss per basic share attributable to Panasonic Corporation common shareholders	¥ 3.31
Minimum percentage of recognized tax positions	50.00%
Digital AVC Networks [Member]
Sales by product category	35.00%
Home Appliances [Member]
Sales by product category	14.00%
PEW and PanaHome [Member]
Sales by product category	18.00%
Components and Devices [Member]
Sales by product category	9.00%
SANYO [Member]
Sales by product category	17.00%
Other [Member]
Sales by product category	7.00%
Japan [Member]
Sales by product category	52.00%
North and South America [Member]
Sales by product category	12.00%
Europe [Member]
Sales by product category	10.00%
Asia and Others [Member]
Sales by product category	26.00%
Building [Member]
Property, plant and equipment, useful life, minimum	5
Property, plant and equipment, useful life, maximum	50
Machinery and Equipment [Member]
Property, plant and equipment, useful life, minimum	2
Property, plant and equipment, useful life, maximum	10